Subsequent Events (Details Narrative) (10-K) - USD ($)		1 Months Ended		6 Months Ended
	Oct. 04, 2017	Mar. 31, 2018	Jan. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Mar. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of common stock shares outstanding				38,674,265			35,272,626	31,745,242
Gross proceeds from equity or other financing				$ 117,339
Loss on cyber security fraud				$ 144,200
Parent Company [Member]
Number of common stock shares outstanding							246,907,902
CoNCERT Pharmaceuticals, Inc [Member]
Number of common stock shares outstanding						35,272,626
Gross proceeds from equity or other financing	$ 8,000,000
Subsequent Event [Member]
Percentage of sublicense revenue earned		15.00%
Loss on cyber security fraud			$ 144,200
Subsequent Event [Member] | Parent Company [Member]
Percentage of sublicense revenue earned		0.00%
Gross proceeds from equity or other financing		$ 8,000,000
Sublicense revenue		8,000,000
Subsequent Event [Member] | CoNCERT Pharmaceuticals, Inc [Member]
Amount of common stock owned		$ 8,000,000
Number of common stock shares outstanding		2,090,300
Subsequent Event [Member] | Promet Therapeutics, LLC [Member]
Common stock percentage		6.58%
Common stock issued and outstanding percentage		5.93%